CIT Equipment Collateral 2006-VT1 Monthly Servicing Report	Exhibit 99.1

Determination Date:		09/18/06
Collection Period:	08/01/06	08/31/06
Record Date:		09/19/06
Payment Date:		09/20/06

I.	AVAILABLE FUNDS

	A.	Collections

		a.	Scheduled Payments Received		$35,281,464.25
		b.	Liquidation Proceeds Allocated to Owner Trust		1,102,936.03
		c.	Prepayments on Contracts		715,451.37
		d.	Payments on Purchased Contracts		0.00
		e.	Proceeds of Clean-up Call		0.00
		f.	Investment Earnings on Collection Account		0.00

				Total Collections	$37,099,851.65

	B.	Determination of Available Funds

		a.	Total Collections		$37,099,851.65
		b.	Servicer Advances		2,733,547.02
		c.	Recoveries of prior Servicer Advances		(4,862,352.98)
		d.	Withdrawal from Reserve Account		296,927.20

				Total Available Funds =	$35,267,972.89

II.	DISTRIBUTION AMOUNTS

	A.	COLLECTION ACCOUNT DISTRIBUTION

		1.	Servicing Fee		509,843.63

		2.	Class A-1 Note Interest Distribution	631,086.47
			Class A-1 Note Principal Distribution	28,929,614.92
			Aggregate Class A-1 distribution		29,560,701.39

		3.	Class A-2 Note Interest Distribution	765,225.00
			Class A-2 Note Principal Distribution	0.00
			Aggregate Class A-2 distribution		765,225.00

		4.	Class A-3 Note Interest Distribution	1,410,750.00
			Class A-3 Note Principal Distribution	0.00
			Aggregate Class A-3 distribution		1,410,750.00

		5.	Class A-4 Note Interest Distribution	403,297.00
			Class A-4 Note Principal Distribution	0.00
			Aggregate Class A-4 distribution		403,297.00

		6.	Class B Note Interest Distribution	79,994.47
			Class B Note Principal Distribution	703,693.34
			Aggregate Class B distribution		783,687.81

		7.	Class C Note Interest Distribution	80,759.23
			Class C Note Principal Distribution	703,693.34
			Aggregate Class C distribution		784,452.57

		8.	Class D Note Interest Distribution	111,757.72
			Class D Note Principal Distribution	938,257.77
			Aggregate Class D distribution		1,050,015.49

		9.	Deposit to the Reserve Account		0.00

		10.	Trustee Expenses		0.00

		11.	Remainder to the holder of the equity certificate		0.00

				Collection Account Distributions =	35,267,972.89

	B.	INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =	0.00

III.	INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution Amounts	Class A-1 Notes	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1.	Interest Due	631,086.47	765,225.00	1,410,750.00	403,297.00
2.	Interest Paid	631,086.47	765,225.00	1,410,750.00	403,297.00
3.	Interest Shortfall ((1) minus (2))	0.00	0.00	0.00	0.00
4.	Principal Paid	28,929,614.92	0.00	0.00	0.00

5.	Total Distribution Amount ((2) plus (4))	29,560,701.39	765,225.00	1,410,750.00	403,297.00

	Distribution Amounts	Class B Notes	Class C Notes	Class D Notes	Total Offered Notes

1.	Interest Due	79,994.47	80,759.23	111,757.72	3,482,869.89
2.	Interest Paid	79,994.47	80,759.23	111,757.72	3,482,869.89
3.	Interest Shortfall ((1) minus (2))	0.00	0.00	0.00	0.00
4.	Principal Paid	703,693.34	703,693.34	938,257.77	31,275,259.37

5.	Total Distribution Amount ((2) plus (4))	783,687.81	784,452.57	1,050,015.49	34,758,129.26

IV.	Information Regarding the Securities

	A	Summary of Balance Information

	Class	Applicable Coupon Rate	Principal Balance Sep-06 Payment Date	Class Factor Sep-06 Payment Date	Principal Balance Aug-06 Payment Date	Class Factor Aug-06 Payment Date

a.	Class A-1 Notes	4.98953%	122,848,961.92	0.37227	151,778,576.84	0.45994
b.	Class A-2 Notes	5.1300%	179,000,000.00	1.00000	179,000,000.00	1.00000
c.	Class A-3 Notes	5.1300%	330,000,000.00	1.00000	330,000,000.00	1.00000
d.	Class A-4 Notes	5.1600%	93,790,000.00	1.00000	93,790,000.00	1.00000
e.	Class B Notes	5.2300%	17,650,677.45	0.77791	18,354,370.79	0.80892
f.	Class C Notes	5.2800%	17,650,677.45	0.77791	18,354,370.79	0.80892
g.	Class D Notes	5.4800%	23,534,236.61	0.77791	24,472,494.38	0.80893

h.	Total Offered Notes		784,474,553.43		815,749,812.80

B	Other Information

Class	Scheduled Principal Balance Sep-06 Payment Date	Scheduled Principal Balance Aug-06 Payment Date

Class A-1 Notes	126,561,598.60	155,246,096.36

Class	Class Percentage	Target Principal Balance Sep-06 Payment Date	Class Floor Sep-06 Payment Date	Target Principal Amount Aug-06 Payment Date	Class Floor Aug-06 Payment Date

Class A	92.50%	725,638,961.92		754,568,576.84
Class B	2.25%	17,650,677.45	0.00	18,354,370.79	0.00
Class C	2.25%	17,650,677.45	0.00	18,354,370.79	0.00
Class D	3.00%	23,534,236.60	0.00	24,472,494.38	0.00

V.	PRINCIPAL

	A.	MONTHLY PRINCIPAL AMOUNT

		1.	Principal Balance of Notes and Equity Certificates (End of Prior Collection Period)			815,749,812.80
		2.	Contract Pool Principal Balance (End of Collection Period)			784,474,553.43

			Total monthly principal amount			31,275,259.37

	B.	PRINCIPAL BREAKDOWN			No. of Accounts

		1.	Scheduled Principal		72,132	29,066,034.18
		2.	Prepaid Contracts		151	712,090.03
		3.	Defaulted Contracts		305	1,497,135.16
		4.	Contracts purchased by CIT Financial USA, Inc.		0	0.00

			Total Principal Breakdown		72,588	31,275,259.37

VI.	CONTRACT POOL DATA

	A.	CONTRACT POOL CHARACTERISTICS
					Original Pool	Sep-06 Payment Date	Aug-06 Payment Date

		1.	a.	Contract Pool Balance	1,008,422,983.17	784,474,553.43	815,749,812.80
			b.	No of Contracts	74,262	72,132	72,588
			c.	Pool Factor	1.0000	0.7779	0.8089

		2.	Weighted Average Remaining Term		37.10	31.47	32.24

		3.	Weighted Average Original Term		43.20

	B.	DELINQUENCY INFORMATION
				% of Contracts	% of Aggregate Required Payoff Amount	No. Of Accounts	Aggregate Required Payoff Amounts

		1.	Current	95.91%	96.09%	69,181	760,337,528.54
			31-60 days	2.17%	2.89%	1,564	22,895,273.93
			61-90 days	0.76%	0.48%	550	3,794,387.75
			91-120 days	0.42%	0.20%	301	1,595,825.69
			121-150 days	0.37%	0.19%	269	1,521,309.79
			151-180 days	0.37%	0.14%	267	1,122,346.32
			180+days (1)	0.00%	0.00%	0	0.00

			Total Delinquency	100.00%	100.00%	72,132	791,266,672.02

		2.	Delinquent Scheduled Payments:

			Beginning of Collection Period			8,920,924.55
			End of Collection Period			6,792,118.59

			Change in Delinquent Scheduled Payments			(2,128,805.96)

		(1) Accounts that are more than 180 days past due constitute defaulted contracts and are included under “Defaulted Contract Information” in Section VI C below

	C.	DEFAULTED CONTRACT INFORMATION

		1.	Aggregate Contract Balance on Defaulted Contracts			1,497,135.16
		2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received			1,102,936.03

			Current period reported net losses			394,199.13

		3.	Cumulative Reported Net Losses			936,977.06

		4.	Cumulative Net Loss Ratio			0.0929%

		5.	Cummlative Net Loss Trigger			1.0000%

VII.	MISCELLANEOUS INFORMATION

	A.	SERVICER ADVANCE BALANCE

		1.	Opening Servicer Advance Balance			8,920,924.55
		2.	Current Period Servicer Advance			2,733,547.02
		3.	Recoveries of prior Servicer Advances			(4,862,352.98)

		4.	Ending Servicer Advance Balance			6,792,118.59

		5	Unreimbursed Servicer Advances			0.00

B.	RESERVE ACCOUNT

	1.	Opening Reserve Account				63,220,610.49

	2.	Deposit from the Collection Account				0.00

	3.	Withdrawals from the Reserve Account				(296,927.20)

	4.	Investment Earnings.				285,683.29

	5.	Investment Earnings Distributions to the Depositor				(285,683.29)

	6.	Remaining available amount				62,923,683.29

	7.	Specified Reserve Account Balance				60,796,777.89

	8.	Reserve Account Surplus/(Shortfall)				2,126,905.40

	9.	Distribution of Reserve Account Surplus to the Depositor				(2,126,905.40)

	10.	Ending Reserve Account Balance				60,796,777.89

	11.	Reserve Account deficiency				0.00

	12.	Reserve Account Floor				30,252,689.50

C.	OTHER RELATED INFORMATION

	1.	Discount Rate			5.8890%

	2.	Life to Date Prepayment (CPR)			4.31%

	3.	Life to Date Substitutions:

		a.	Prepayments	0.00

		b.	Defaults	0.00

	4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:					0

	5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:					0

	6.	Any material breaches of pool assets representations or warranties or transaction covenants:					0

	7.	Information regarding pool asset substitutions and repurchase:					0.00

	8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures used to originate, acquire, or select new pool assets:					0

D1.	Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded

1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Class A-1 Note Reallocated Principal Distribution
15	Class A-2 Note Reallocated Principal Distribution;
16	Class A-3 Note Reallocated Principal Distribution;
17	Class A-4 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19	Class C Note Reallocated Principal Distribution;
20	Class D Note Reallocated Principal Distribution;
21	Deposit to the Reserve Account;
22	Any amounts owing to the Trustees; and
23	Remainder to the holder of the equity certificate.

D2.	Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded

1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Deposit to the Reserve Account;
15	Any amounts owing to the Trustees; and
16	Remainder to the holder of the equity certificate.

E.	DELINQUENCY, NET LOSSES AND CPR HISTORY

	% of Aggregate Required Payoff Amounts	% of Aggregate Required Payoff Amounts	% of Aggregate Required Payoff Amounts	% of Aggregate Required Payoff Amounts	% of (2) Aggregate Required Payoff Amounts

Collection Periods	31-60 Days Past Due	61-90 Days Past Due	91-120 Days Past Due	121-150 Days Past Due	151-180 Days Past Due

08/31/06	2.89%	0.48%	0.20%	0.19%	0.14%
07/31/06	2.48%	0.51%	0.25%	0.18%	0.16%
06/30/06	1.75%	0.47%	0.21%	0.18%	0.01%
05/31/06	2.03%	0.41%	0.21%	0.00%	0.00%
04/30/06	1.48%	0.60%	0.00%	0.00%	0.00%
03/31/06	2.15%	0.00%	0.00%	0.00%	0.00%
02/28/06	0.00%	0.00%	0.00%	0.00%	0.00%

Collection Month	Monthly Net Loss Percentage	Monthly Net Losses	LTD CPR

August-06	0.039%	394,199.13	4.31%
July-06	-0.006%	(60,062.47)	4.23%
June-06	0.027%	269,466.93	5.04%
May-06	0.025%	256,687.85	5.80%
April-06	0.008%	76,685.62	6.47%
March-06	0.000%	0.00	9.70%
February-06	0.000%	0.00	10.75%

(2)	Accounts that are more than 180 days past due constitute defaulted contracts and are included under “Defaulted Contract Information” in Section VI C above

CIT Equipment Collateral 2006-VT1 Statistical Information by Business Units

Coll. Period	Portfolio Name	CPB ($)	RPA ($)	Cumulative Gross Losses ($)	Cumulative Net Losses ($)	Cum. Gross Losses %	Cum. Net Losses %	LTD CPR

08/31/06	Avaya Portfolio	$160,016,438.52	$160,755,655.34	$759,514.68	$641,207.15	0.40%	0.34%	4.18%
08/31/06	DFS Portfolio	424,113,832.71	428,863,822.49	1,180,620.29	0.00	0.20%	0.00%	4.76%
08/31/06	Other	200,344,282.20	201,647,194.19	352,097.00	295,769.91	0.15%	0.12%	3.44%

	Totals	784,474,553.43	791,266,672.02	2,292,231.97	936,977.06	0.227%	0.0929%	4.31%

Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%	Delq 91-120%	Delq 121-150%	Delq 151-180%	Delq 180+ %

08/31/06	Avaya Portfolio.	96.95%	2.07%	0.54%	0.13%	0.25%	0.07%	0.00%
08/31/06	DFS Portfolio	95.36%	3.59%	0.47%	0.18%	0.19%	0.21%	0.00%
08/31/06	Other	96.96%	2.07%	0.46%	0.30%	0.15%	0.06%	0.00%

	Totals	96.09%	2.89%	0.48%	0.20%	0.19%	0.14%	0.00%

Coll. Period	Portfolio Name	Delq. Current	No. of Delq Current	Delq 31-60	No. of Delq 31-60	Delq 61-90	No. of Delq 61-90	Delq 91-120

08/31/06	Avaya Portfolio.	$155,846,447.23	6,566	$3,333,921.59	144	$860,767.62	50	$202,231.05
08/31/06	DFS Portfolio	408,974,044.38	47,397	15,377,960.04	1,105	2,014,861.45	417	787,989.02
08/31/06	Other	195,517,036.93	15,218	4,183,392.30	315	918,758.68	83	605,605.62

	Totals	760,337,528.54	69,181	22,895,273.93	1,564	3,794,387.75	550	1,595,825.69

Coll. Period	Portfolio Name	No. of Delq 91-120	Delq 121-150	No. of Delq 121-150	Delq 151-180	No. of Delq 151-180	Delq 180+	No. of Delq 180+

08/31/06	Avaya Portfolio.	25	$400,135.85	23	$112,152.00	11	$0.00	0
08/31/06	DFS Portfolio	235	823,284.73	222	885,682.87	245	0.00	0
08/31/06	Other	41	297,889.21	24	124,511.45	11	0.00	0

	Totals	301	1,521,309.79	269	1,122,346.32	267	0.00	0